Related party transactions	12 Months Ended
Mar. 30, 2025
Related party transactions [abstract]
Related party transactions	Related party transactions
The Company enters into transactions from time to time with its principal shareholders, as well as organizations affiliated with members of the Board of Directors and key management personnel by incurring expenses for business services. During the year ended March 30, 2025, the Company had transactions with related parties of $2.4m (March 31, 2024 - $1.1m, April 2, 2023 - $1.3m) from companies related to certain shareholders. Balances owing to related parties as at March 30, 2025 were $0.4m (March 31, 2024 - $0.2m).
A lease liability due to the previous controlling shareholder of the acquired Baffin Inc. business (the "Baffin Vendor") for leased premises was $1.7m as at March 30, 2025 (March 31, 2024 - $2.5m). During the year ended March 30, 2025, the Company paid principal and interest on the lease liability and other operating costs to entities affiliated with the Baffin Vendor totaling $1.7m (March 31, 2024 - $1.6m, April 2, 2023 - $1.4m). No amounts were owing to Baffin entities as at March 30, 2025 and March 31, 2024.
The joint venture between the Company and the Sazaby League (“Japan Joint Venture”), has lease liabilities due to the non-controlling shareholder, Sazaby League for leased premises. Lease liabilities were $1.4m as at March 30, 2025 (March 31, 2024 - $1.9m). During the year ended March 30, 2025, the Company incurred principal and interest on lease liabilities, royalty fees, and other operating costs to Sazaby League totalling $4.6m (March 31, 2024 - $5.2m, April 2, 2023 - $5.9m). Balances owing to Sazaby League as at March 30, 2025 were $0.4m (March 31, 2024 - $0.3m).
During the year ended March 30, 2025, the Japan Joint Venture sold inventory of $1.2m to companies wholly owned by Sazaby League (March 31, 2024 - $1.5m, April 2, 2023 - $1.7m). As at March 30, 2025, the Japan Joint Venture recognized a trade receivable of $0.1m from these companies (March 31, 2024 - $0.1m).
In connection with the Paola Confectii business combination that occurred on November 1, 2023, subject to the controlling shareholders of Paola Confectii SRL ("PCML Vendors") remaining employees through November 1, 2025, a further amount is payable to the PCML Vendors if certain performance conditions are met based on financial results (“Earn-Out”). For the year ended March 30, 2025, the Company recognized $7.3m of remuneration costs (March 31, 2024 - $1.5m) related to the Earn-Out based on the estimated value of $13.7m for the payout. These costs have been included in accounts payable and accrued liabilities on the statement of financial position, and reflects the amount owing to the PCML Vendors as at March 30, 2025.
A lease liability due to one of the PCML Vendors for leased premises was $1.2m as at March 30, 2025 (March 31, 2024 - $1.2m). During the year ended March 30, 2025, the Company paid principal and interest on the lease liability, to one of the PCML Vendors totalling $0.2m (March 31, 2024 - less than $0.1m). No amounts were owing to one of the PCML Vendors as at March 30, 2025 and March 31, 2024.
Terms and conditions of transactions with related parties
Transactions with related parties are conducted on terms pursuant to an approved agreement, or are approved by the Board of Directors.
Key management compensation
Key management consists of the Board of Directors, the Chairman and Chief Executive Officer and the executives who report directly to the Chairman and Chief Executive Officer.

	Year ended
	March 30, 2025	March 31, 2024	April 2, 2023
	$	$	$
Short term employee benefits	13.6	10.8	10.1
Long term employee benefits	0.3	0.2	0.1
Termination benefits	0.5	1.0	—
Share-based compensation	11.6	7.3	11.2
Compensation expense	26.0	19.3	21.4